Government assistance (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Government assistance
Commitment funding secured from National Research Council's Industrial Research Assistance Program (I R A P)	$ 535,200	$ 3,535,200	$ 3,000,000
Amount recognized from I R A P commitment		$ 2,149,092